Cover	Jul. 31, 2022
Cover [Abstract]
Entity Registrant Name	Everything Blockchain, Inc.
Entity Central Index Key	0001730869
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 31, 2022
Entity File Number	000-56142
Entity Incorporation State Country Code	DE
Entity Address Postal Zip Code	32258
Entity Address Address Line 1	12574 Flagler Center Blvd
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Jacksonville
Entity Address State Or Province	FL
City Area Code	904
Local Phone Number	454-2111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Tax Identification Number	82-1091922